STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Cash Flows [Abstract]
Net loss	$ (699,338)	$ (158,548)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	4,595	4,328
Preferred stock issued for rent		34,320
Common stock issued for services	225,000	42,107
Changes in operating assets and liabilities
Accounts receivable	(44,526)	23,078
Inventory	64,763	252,175
Prepaid expenses and other current assets	(100)	3,449
Accounts payable - trade	112,811	(85,308)
Accounts payable - Zwest	(46,316)	261,385
Accrued expenses	85,856	(6,385)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(297,255)	370,601
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(14,235)	(2,917)
CASH USED IN INVESTING ACTIVITIES	(14,235)	(2,917)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sales of common stock	321,000
Payments of debt - Zwest		(287,062)
Proceeds from issuance of debt		3,000
Payments of related party debts		(15,000)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	321,000	(299,062)
NET CHANGE IN CASH	9,510	68,622
CASH AT BEGINNING OF THE PERIOD	21,954	38,405
CASH AT PERIOD END	31,464	107,027
Supplemental information:
Cash paid for taxes
Cash paid for interest	24,984	54,806
Other non-cash investing and financing activities:
Convert accounts payable to note payable	450,000
Preferred shares issued to retire debt	$ 200,000	$ 30,000